UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE  68131

(Address of principal executive offices) (Zip code)

Eric Olson

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 to June 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

	Shares	Fair
		Value
EQUITY INVESTMENTS (16.4%)
Common Stock (Active & Passive Domestic Equity) (0.0%)
Financials — 0.0%
Danvers Bancorp, Inc.	86	$ 1,872
Total Common Stock (Active & Passive Domestic Equity)
(Cost $1,475)		1,872

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (16.4%)
Partnership (Active Domestic Equity) — 1.1%
ValueAct Capital Partners II, L.P.(a)	$ 2,044,683	$ 2,156,000
Partnership (Active International Equity) — 15.3%
Harris Associates International Value, L.P.(a)	7,213,012	15,023,000
Walter Scott International Fund, LLC(a)	10,100,000	14,470,000
		29,493,000
Total Partnerships (Active Domestic & International Equities)
(Cost $19,357,695)		31,649,000

TOTAL EQUITY INVESTMENTS
(Cost $19,359,170)		31,650,872

ALTERNATIVE ASSETS (21.7%)
Hedge Funds
Absolute Return
Brigade Leveraged Capital Structures Fund LP(a)	3,000,000	3,049,000
Canyon Value Realization Fund, L.P.(a)	5,574,218	8,514,000
GoldenTree Credit Opportunities, L.P.(a)	573,188	723,000
Perry Partners, L.P.(a)	6,319,727	8,094,000
Taconic Opportunity Fund, L.P.(a)	6,496,823	7,728,000
Equity Hedge
Conatus Capital Partners LP(a)	2,000,000	2,077,000
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,738,000
Millgate Partners II, L.P.(a)	2,800,000	2,562,000
Royal Capital Value Fund (QP), LP(a)	3,500,000	4,407,000
TOTAL ALTERNATIVE ASSETS
(Cost $33,763,956)		41,892,000

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENT (0.0%)
Corporate Bond (0.0%)
Financials — 0.0%
Landwirtschaftliche Rentenbank
5.25%, due 07/15/11	$ 75,000	$ 75,146
TOTAL FIXED INCOME INVESTMENT
(Cost $75,131)		75,146

SHORT-TERM INVESTMENTS (2.2%)
Commercial Paper (0.4%)
JPMorgan Chase & Co.
0.15%, 07/01/11	810,807	810,807

U.S. Government Agency Security (1.6%)
Federal Agricultural Mortgage Corp. Discount Note
0.00%, 07/01/11(b)	3,050,000	3,050,000

U.S. Treasury Security (0.2%)
U.S. Treasury Bills
0.02%, 09/29/11(b)	400,000	399,980

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,260,787)		4,260,787
TOTAL INVESTMENTS (40.3%)
(Cost $57,459,044)(c)		$ 77,878,805
Other Assets in Excess of Liabilities (59.7%)		115,504,486
NET ASSETS (100.0%)		$ 193,383,291

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JUNE 30, 2011 (Unaudited)

Notes to Schedule of Investments:
(a) Securities were valued at fair value — at June 30, 2011, the Fund held $73,541,000 of fair valued securities, representing 38.1% of net assets.
(b) Zero coupon security. Rate disclosed is yield as of June 30, 2011.
(c) Estimated tax basis approximates book cost.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF JUNE 30, 2011 (Unaudited)

At June 30, 2011, cost and unrealized appreciation (depreciation) for U.S.
Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 57,459,044	$ 20,657,761	$ (238,000)	$ 20,419,761

KIEWIT INVESTMENT FUND LLLP

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2011 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Board of Directors (the “Board”) of the Fund held a special board meeting on June 28, 2011.  At this meeting, in a unanimous vote of all the Board members, it was determined that it is in the best interest of the Fund’s Unitholders to dissolve the Fund.  In reaching its decision, the Board cited, among other considerations, the fact that the Fund no longer appeared to be fulfilling its intended purpose, serving as an investment vehicle for current or former plan participants of Kiewit

The Board approved a Plan of Dissolution and Liquidation and began the process of liquidating the Fund’s assets and dissolving the Fund as a legal entity on June 29, 2011.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation:

Some of the Fund’s securities are priced daily, however for the purposes of determining net asset value, all securities are priced on the last business day of each quarter.  In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”).

The value of securities which are quoted or dealt on any stock exchange (including any securities traded on an “over the counter market”) is based on the last trade sales price or official closing price on such stock exchange.

Debt securities (other than short-term obligations) are valued by independent pricing services approved by the Fund, or by quotes provided from one or more broker dealers or market makers.  The independent pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.  In the absence of readily available market quotations, fair value is determined by or under the direction of the Board.

Short-term investments are valued using amortized cost, which approximates fair value.  To the extent the inputs are observable and timely, the values are categorized in level 2 of the fair value hierarchy in Note 2.

The Fund’s investments in private investment funds managed by third parties (“Portfolio Funds”) are valued at fair value using procedures approved by the Board.  As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (“Hall Capital Partners” or the “Adviser”) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds.  The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.  The Fund then compares their valuation in Portfolio Funds to the net asset value per share or its equivalent (NAV) as reported by the Portfolio Fund, as a practical expedient, to ensure that the value of the Fund’s investment in Portfolio Funds is reasonably stated at the valuation date.

WITIVSTMENT FUND LLLP

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets

Level 2 – Other significant observable inputs (including quoted prices for similar securities)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent (i.e. semi-annual or annual) or restricted redemptions are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances. As of June 30, 2011, several of the Fund’s hedge fund investments classified as Level 3 had restricted redemptions, and none of the Fund’s partnerships or hedge fund investments had unfunded commitments.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2011 carried at value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Investments
Common Stock	$1,872	$ ─	$ ─	$1,872
Partnerships	─	29,493,000	2,156,000	31,649,000
Alternative Assets
Hedge Funds	─	15,028,000	26,864,000	41,892,000
Fixed Income Investment
Corporate Bond	─	75,146	─	75,146
Short-Term Investments	─	4,260,787	─	4,260,787
Total	$1,872	$48,856,933	$29,020,000	$77,878,805

.

ADIW

IT INVESTMENT FUND LLLP

The following table includes a roll forward of the amounts classified within Level 3 for the three months ended June 30, 2011:

Investments in Securities
Balance as of 3/31/11	$32,227,000
Realized gain	793.092
Unrealized loss	(1,073,280)
Sales	(2,926,812)
Balance as of 6/30/11	$29,020,000

B. Subsequent Events:  On July 15, 2011, the Fund made a pro rata cash distribution to its Unitholders in the amount of $121,358,895, or approximately 62.8% of the Fund’s net asset value as of June 30, 2011.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-Q are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

August 23, 2011

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

August 23, 2011